Investments (Fair Value of our Marketable Debt Securities by Contractual Maturity) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	$ 151
Due after one year through five years	385
Due after five years through ten years	370
Due after ten years	659
Total	1,565
Virginia Electric and Power Company
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	32
Due after one year through five years	165
Due after five years through ten years	199
Due after ten years	348
Total	$ 744